PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 40,000		$ 39,058
Accumulated depreciation	(28,097)		(26,364)	$ (19,049)
Property, equipment and software, net	11,903		12,694	14,272
Depreciation expense	1,759	$ 1,598	6,847	6,091	$ 4,312
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software	7,965		8,157	7,818
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software	3,584		3,579	3,324
Computers, software and peripheral equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software	$ 28,451		$ 27,322	$ 22,179